General Information (Details)			1 Months Ended	12 Months Ended
		Sep. 03, 2024 BRL (R$) R$ / shares	Dec. 31, 2024	Dec. 31, 2024 BRL (R$)		Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 BRL (R$)
General Information (Details) [Line Items]
Number of Bases arounds the World				400
Number of employees			150,000	150,000
Number of Countries				16
Period for gradual replacement of all leased assets				24 months
Rental expense (in Brazil Real)				R$ 162,000		R$ 929,000		R$ 11,936,000
Issuance of simple debentures		200,000
Nominal unit value of simple debentures (in Brazil Real per Share) | R$ / shares		1,000
Tax rate				34.00%		34.00%		34.00%
Annual basis of working days				252
Notes and debentures issued (in Brazil Real)		R$ 200,000,000
Ambipar Response Marine S.A. [Member]
General Information (Details) [Line Items]
Ownership held by NCI			60.00%
Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			70.00%
December Two Thousand Twenty Four [Member] | Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			70.00%
HPX Corporation [Member]
General Information (Details) [Line Items]
Tax rate				2.75%
Group Response [Member]
General Information (Details) [Line Items]
Rental expense (in Brazil Real)				R$ 7,400
Disposals, property, plant and equipment (in Brazil Real)				R$ 166,000
Ambipar Response Marine S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group	[1]			45.90%		40.80%
Ownership held by NCI	[1]			54.10%		59.20%
Ambipar Response Marine S.A. [Member] | Dracares Apoio Martimo e Porturio Ltda
General Information (Details) [Line Items]
Ownership held by Group			90.00%
Ownership held by NCI			51.00%
Effective ownership percentage			45.90%
Ambipar Response Maritime Services PDA S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group	[2]			27.54%		24.48%
Ownership held by NCI	[2]			72.46%		75.52%
Effective ownership percentage			24.48%
Ambipar Response Maritime Services PDA S.A. [Member] | Ambipar Response Marine S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			90.00%
Effective ownership percentage			51.00%
Ambipar Response Geociências Ltda. [Member]
General Information (Details) [Line Items]
Ownership held by Group			55.00%	38.50%	[3]	38.50%	[3]
Ownership held by NCI	[3]			61.50%		61.50%
Ambipar Response Geociências Ltda. [Member] | Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by NCI			70.00%
Effective ownership percentage			38.50%
Ambipar Response Analytical SA [Member]
General Information (Details) [Line Items]
Ownership held by Group	[4]			35.70%		35.70%
Ownership held by NCI	[4]			64.30%		64.30%
Effective ownership percentage			35.70%
Ambipar Response Analytical SA [Member] | Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ambipar Response Environmental Consulting Offshore SA [Member]
General Information (Details) [Line Items]
Ownership held by Group	[5]			42.00%		42.00%
Ownership held by NCI	[5]			58.00%		58.00%
Effective ownership percentage			42.00%
Ambipar Response Environmental Consulting Offshore SA [Member] | Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			60.00%
Ambipar Response Remediation SA [Member]
General Information (Details) [Line Items]
Ownership held by Group	[6]			35.70%		35.70%
Ownership held by NCI	[6]			64.30%		64.30%
Effective ownership percentage			35.70%
Ambipar Response Remediation SA [Member] | Ambipar Response Espírito Santo S.A. [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ambipar Response Remediation SA [Member] | December Two Thousand Twenty Four Three [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ambipar Response Remediation Ltda
General Information (Details) [Line Items]
Ownership held by Group	[7]			35.70%		35.70%
Ownership held by NCI	[7]			64.30%		64.30%
Effective ownership percentage			35.70%
Ambipar Response Remediation Ltda | Ambipar Response Remediation SA [Member]
General Information (Details) [Line Items]
Ownership held by Group			100.00%
Ambipar Response Remediation Ltda | December Two Thousand Twenty Four Two [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ambipar Response Remediation Ltda | December Two Thousand Twenty Four One [Member]
General Information (Details) [Line Items]
Ownership held by Group			70.00%
RMC2 Soluções Ambientais Ltda
General Information (Details) [Line Items]
Ownership held by Group	[8]			17.85%		17.85%
Ownership held by NCI	[8]			82.15%		82.15%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation SA [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ownership held by NCI			100.00%
Effective ownership percentage			17.85%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation Ltda
General Information (Details) [Line Items]
Ownership held by Group			26.01%
RMC2 Soluções Ambientais Ltda | December Two Thousand Twenty Five [Member]
General Information (Details) [Line Items]
Ownership held by Group			50.00%
RMC2 Soluções Ambientais Ltda | December Two Thousand Twenty Four Six [Member]
General Information (Details) [Line Items]
Ownership held by Group			70.00%
Ambipar Response Tank Cleaning SA [Member]
General Information (Details) [Line Items]
Ownership held by Group				51.00%		51.00%
Ownership held by NCI				49.00%		49.00%
Ambipar Response Tank Cleaning SA [Member] | December Two Thousand Twenty Four Four [Member]
General Information (Details) [Line Items]
Ownership held by Group			51.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda
General Information (Details) [Line Items]
Ownership held by Group				51.00%		51.00%
Ownership held by NCI				49.00%		49.00%
Effective ownership percentage			51.00%
Unidroid Robotica Do Brasil Ltda
General Information (Details) [Line Items]
Effective ownership percentage			26.01%

[1]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 45.90% control over the subsidiary.
[2]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A., which holds a 60% stake in Ambipar Response Marítime Services PDA S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 24.48% control over the subsidiary.
[3]	On December 2024, the subsidiary Ambipar Response ES holds a 55% stake in Ambipar Response Geociências Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 38.50% control over the subsidiary.
[4]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Analytical S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[5]	On December 2024, the subsidiary Ambipar Response ES holds a 60% stake in Ambipar Response Environmental Consulting Offshore S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 42% control over the subsidiary.
[6]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[7]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. which holds a 100% stake in Ambipar Response Remediation Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[8]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A., which holds a 100% stake in Ambipar Response Remediation Ltda., which in turn holds 50% of the capital of RMC2 Soluções Ambientais Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 17.85% control over the subsidiary.